Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
18.	Subsequent events

Leases

a.	Effective
January 31, 2019,
the Company terminated its head office lease in Montreal, Quebec, Canada originally expiring in
2020.
A lease termination fee of
$62,000,
accrued for as rent expense as at
December 31, 2018,
was paid in
January 2019.
In
December 2018,
the Company entered into a new lease commitment for head office space in Montreal, Quebec, Canada, effective
January 2019
and expiring
October 2023,
with annual payments averaging approximately
$400,000/year
throughout the lease term.

b.	In
February 2019,
the Company entered into a new lease commitment for office space in Newton, Massachusetts, USA, with an expected effective date of
May 2019
and expected expiry of
June 2024,
and annual payments averaging approximately
$465,000/year
throughout the lease term. In
March 2019,
the Company extended its current lease in Newton expiring
April 2019
by
three
-months to
July 2019,
with monthly payments of approximately
$50,000
throughout
May 1, 2019
to
July 31, 2019.

Stock options

a.	From January 1, 2019 to March 28, 2019, the Company granted 1,629,250 stock options at a weighted average exercise price of $14.60.

b.	Subsequent to
December 31, 2018,
the Company’s board of directors approved a modification to the milestone associated with outstanding performance options, with all other terms remaining the same. Based on this modification, management has revised its assessment of achieving the performance milestone as being probable and expects to record cumulative share-based compensation expense related to these performance options in the first
quarter of
2019
and thereafter until the awards are vested.

Plan of Arrangement

On
February 24, 2019,
the Company entered into an agreement (Arrangement Agreement) with Ipsen S.A., a global specialty-driven biopharmaceutical group organized under the laws of France and listed in Paris (Euronext: IPN), and the Purchaser, pursuant to which Ipsen would acquire, through the Purchaser, all outstanding shares of Clementia for a purchase price of
US$25.00
per share in cash upfront, plus a contingent value right (CVR) of
US$6.00
per share related to the multiple osteochondroma indication for a total transaction value of up to
US$1.31
billion.

Completion of the transaction is anticipated to occur in the second
quarter of
2019,
subject to satisfaction or waiver of all closing conditions. The acquisition is expected to proceed by way of a court-approved plan of arrangement pursuant to the Canada Business Corporation Act and will require, at the special meeting of Clementia shareholders expected to be held on
April 9, 2019,
the approval of at least
66
2/3%
of the votes cast by Clementia’s shareholders present in person or represented by proxy as well as the approval of a majority of the votes cast by Clementia’s disinterested shareholders present in person or represented by proxy. A proxy circular relating to the special meeting of shareholders of Clementia has been mailed to Clementia’s shareholders.

In addition to shareholders’ and court approvals, the Arrangement is also subject to other customary closing conditions. The Arrangement Agreement is subject to customary “fiduciary out” provisions, and a right in favor of Ipsen to match any superior proposal. A termination fee of
$35
million is payable to Ipsen in certain specific circumstances, including if it fails to exercise its right to match in the context of a superior proposal supported by Clementia.

Under the Plan of Arrangement, each unvested option will be deemed to be vested as of the effective date of the arrangement and subsequently transferred in exchange for the purchase price less the applicable exercise price. As such, the Company expects to record share-based compensation expense related to the accelerated vesting of all stock options in
2019.

The estimated fees, costs and expenses of the Company in connection with the Plan of Arrangement contemplated including, without limitation, financial advisors’ fees, filing fees, legal and accounting fees, proxy solicitation fees and printing and mailing costs, but excluding payments made by the Company pursuant to the plan of arrangement in respect of outstanding stock options and DSUs, are anticipated to be approximately
$25.7
million.

As of the date of these financial statements, the Arrangement contemplated in the agreement has not
yet been approved or completed.

DSUs

In connection with the Plan of Arrangement, on
February 24, 2019,
the Company approved the issuance of
39,225
DSUs to non-executive directors of the Company to replace long-term incentive grants which would otherwise have been made in
2019
to non-executive directors of the Company in the normal course of business.